Interim consolidated balance sheet - unaudited - GBP (£) £ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	£ 267,060	£ 256,118	£ 255,246
Right-of-use assets	7,650	8,195	8,199
Investment properties	19,573	19,713	19,853
Intangible assets	946,014	837,564	922,527
Deferred tax assets	25,779	17,607
Trade receivables	46,583	27,930	24,498
Derivative financial instruments	364	380	200
Total non-current assets	1,313,023	1,167,507	1,230,523
Current assets
Inventories	13,423	3,543	4,024
Prepayments	27,568	18,759	26,945
Contract assets - accrued revenue	59,847	39,778	61,819
Trade receivables	88,776	36,999	81,388
Other receivables	2,022	2,735	2,065
Derivative financial instruments	247	1,917	2,439
Cash and cash equivalents	95,542	73,549	62,809
Total current assets	287,425	177,280	241,489
Total assets	1,600,448	1,344,787	1,472,012
Equity
Share capital	56	55	53
Share premium	307,345	227,361	68,822
Treasury shares	(21,305)	(21,305)	(21,305)
Merger reserve	249,030	249,030	249,030
Hedging reserve	(3,542)	(1,000)	(25)
Retained deficit	(334,870)	(309,251)	(200,558)
Total equity	196,714	144,890	96,017
Non-current liabilities
Deferred tax liabilities			924
Contract liabilities - deferred revenue	4,146	5,347	8,059
Trade and other payables	179,438	175,894	189,891
Borrowings	515,719	511,047	506,509
Lease liabilities	8,018	7,707	7,704
Derivative financial instruments	3,179	4,911	1,482
Total non-current liabilities	710,500	704,906	714,569
Current liabilities
Contract liabilities - deferred revenue	165,724	198,628	149,643
Trade and other payables	297,598	249,030	231,701
Income tax liabilities	966	427	775
Borrowings	215,746	35,574	266,792
Lease liabilities	672	934	861
Derivative financial instruments	4,558	2,603	591
Provisions	7,970	7,795	11,063
Total current liabilities	693,234	494,991	661,426
Total equity and liabilities	£ 1,600,448	£ 1,344,787	£ 1,472,012